PROSPECTUS
MARCH 31, 2008


                                      R A M
                                      -----
                                      F U N D S


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                        THE RAM CAPITAL APPRECIATION FUND






         This Prospectus has information about the Fund that you should know before you invest. You should read it carefully and keep it with your investment records.

   The Securities and Exchange Commission has not approved or disapproved the
     Fund's shares or determined if this Prospectus is accurate or complete.
            Any representation to the contrary is a criminal offense.

================================================================================

PROSPECTUS
THE RAM FUNDS
THE RAM CAPITAL APPRECIATION FUND                                 MARCH 31, 2008
================================================================================

The RAM Capital Appreciation Fund (the "Fund") is a series of The RAM Funds. The Fund is managed by Riazzi Asset Management, LLC (the "Adviser") and has its own investment objectives and strategies.


TABLE OF CONTENTS
================================================================================

Risk/Return Summary........................................................... 2
Fees and Expenses............................................................. 4
Additional Information about the Fund's Investment Strategies and Risks....... 5
Fund Management............................................................... 6
How the Fund Values Its Shares................................................ 7
How to Buy Shares............................................................. 7
How to Redeem Shares......................................................... 11
Dividends, Distributions and Taxes........................................... 14
Customer Privacy Policy...................................................... 15
For Additional Information........................................... back cover

================================================================================

              For information or assistance in opening an account,
                     please call toll-free 1-888-884-8099.

RISK/RETURN SUMMARY
================================================================================

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The RAM CAPITAL APPRECIATION FUND seeks long-term capital appreciation and income.

The Board of Trustees has reserved the right to change the Fund's investment objective without shareholder approval. If such a change is made, shareholders will be provided with at least 60 days advance written notice of the change.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

Under normal circumstances, the Fund will invest primarily in a diversified portfolio of domestic equity securities of large cap companies (companies with market capitalizations of $7 billion or more). The Adviser generally seeks to purchase high dividend-yielding common stocks that are believed to be selling at a discount to their true value.

The Adviser primarily invests in common stock of companies that it believes to be priced at a discount to their true value because they are currently out of favor with the market or because they appear to be temporarily misunderstood by the investment community. The price of the company's stock may have been driven down by a market that has "over-reacted" to perceived risks, but has management that appears to be working to capitalize on the underlying strengths of the business to overcome near term adversity. The Adviser uses a "bottom-up" value approach to select stocks for the Fund's portfolio. A bottom-up approach looks primarily at individual companies against the context of broader market factors to determine whether a company is trading below its true value.

The Adviser utilizes an options strategy in which equity option contracts are written (sold) using the Fund's securities as collateral with the intent of increasing cash flow, providing disciplined dollar cost averaged purchases and sales, and gaining additional equity-like exposure without capital commitment. When the Adviser expects that the price of individual portfolio securities held by the Fund will rise, put options may be written on such securities. When the Adviser believes that individual portfolio securities held by the Fund are approaching the top of the Adviser's growth and price expectations, covered call options may be written against such securities. The Fund will receive a premium when it writes a put or call option.

The securities selected for the Fund's portfolio may have some or all of the following characteristics:

      o MANAGEMENT - The company's management has a track record of success, uses capital prudently and has a proven ability to turn adversity into a positive outcome.

      o VALUATION - The company's shares are trading at a low price relative to its assets, earnings, cash flow or business franchise. The company's valuations appear to be out of favor with the market and the Adviser believes the market is too pessimistic about future performance. The Adviser evaluates various measures of market sentiment by examining sell-side analyst coverage, earnings forecasts, trading volume and media commentary about the company and its business prospects.

      o BUSINESS - The company has an understandable business. The company is financially sound, has sufficient cash flow and prudently manages its cash. The company is a competitively positioned market leader or a significant player in its market.

The Adviser will sell a security in the Fund's portfolio under one or more of the following circumstances:

      o When the security's expected appreciation has been reached or is no longer probable;
      o     If  the  Adviser   identifies   alternative  stocks  that  are  more
            attractive; or
      o If the security's valuation relative to its peer group is no longer attractive.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

STOCK MARKET RISKS
The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as a rapid increase or decrease in a stock's value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company's share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions.

      o LARGE CAPITALIZATION COMPANY RISK. Large capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

INVESTMENT STYLE AND MANAGEMENT RISK
The Fund's method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund's value style may go out of favor with investors, negatively impacting the Fund's performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

The success of the Fund's investment strategies may also depend on the Adviser's skill in investing in derivatives, such as writing (selling) put and call options on securities. The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser writes an option at the wrong time or judges market conditions incorrectly, or if the option does not perform as expected, these strategies may significantly reduce the Fund's return. A small investment in derivatives could have a potentially large impact on the Fund's performance; certain gains or losses could be amplified, increasing share price movements. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund's other investments. The successful use of derivatives depends on the Adviser's ability to correctly predict changes in the levels and directions of movements in the value of the underlying security.

OPTIONS RISK
The premiums received by the Fund for writing options may decrease as a result of certain factors, such as a reduction in interest rates, a decline in stock market volumes or a decrease in the price volatility of the underlying securities. In addition, investments in options involve certain risks, which include:

      o LIMITED GAINS. By writing a put option, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price. By writing a call option, the Fund may forego the opportunity to benefit from an increase in price of the underlying stock above the exercise price, but continue to bear the risk of a decline in the value of the underlying stock. The price the Fund realizes from the sale of stock upon exercise of the option could be substantially below its prevailing market price.

      o LACK OF LIQUIDITY FOR THE OPTION. A liquid market may not exist for the option. If the Fund is not able to close out the options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

OTHER PRINCIPAL RISKS

      o     YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
      o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
      o The Fund may not be appropriate for use as a complete investment program.
      o There is no guarantee that the Fund will achieve its investment objective.

For more information about the Fund's investment strategies and risks, see "Additional Information about the Fund's Investment Strategies and Risks" in this Prospectus.

WHAT HAS BEEN THE FUND'S PERFORMANCE HISTORY?

The Fund is new and therefore does not have a performance history for a full calendar year to report.

FEES AND EXPENSES
================================================================================

This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

      Sales Charge (Load) Imposed on Purchases                         None
      Contingent Deferred Sales Charge (Load)                          None
      Sales Charge (Load) Imposed on Reinvested Dividends              None
      Redemption Fee (as a percentage of the amount redeemed)          2%(1)(2)
      Exchange Fee                                                     None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

      Management Fees                                                  0.60%
      Other Expenses                                                   1.56%(3)
      Acquired Fund Fees and Expenses                                  0.06%(4)
                                                                       -----
      Total Annual Fund Operating Expenses                             2.22%
      Less Fee Reductions and/or Expense Reimbursements               (1.16%)(5)
                                                                       -----
      Net Annual Fund Operating Expenses                               1.06%
                                                                       =====

(1) The redemption fee is imposed only on redemptions of shares WITHIN 90 DAYS OF THE DATE OF purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. See "How to Redeem Shares-Redemption Fee" for more information.

(2) A wire transfer fee of $15 is charged by the Fund's custodian in the case of redemptions paid by wire transfer. This fee is subject to change upon 30 days written notice to shareholders.

(3)   Other Expenses are based on estimated amounts for the current fiscal year.

(4) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year of the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

(5) The Adviser has contractually agreed, for a period of 3 years from the beginning of the Fund's operations, to reduce its management fees and to absorb the Fund's operating expenses to the extent necessary to limit the annual ordinary operating expenses to an amount not exceeding 1.00% of the Fund's average daily net assets. Advisory fee reductions and expenses absorbed by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses to exceed the foregoing expense limitations. Ordinary operating expenses include all Fund expenses except brokerage costs, taxes, interest, costs to organize the Fund, Acquired Fund Fees and Expenses and extraordinary expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year            3 Years
                           ------            -------
                           $ 108              $ 337

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT STRATEGIES AND RISKS
================================================================================

PUT OPTIONS AND COVERED CALL OPTIONS. The Fund may write (sell) put options and covered call options. A put option gives the purchaser (holder) the right to sell the underlying security at a specified price for a specified time. A call option gives the purchaser (holder) the right to buy the underlying security at a specified priced for a specified time. When the Fund writes put options and covered call options, the buyer of the option pays a fee or "premium" to the Fund for the right to purchase the underlying stock on the option. The premium is paid at the time the option is purchased and is not refundable to the buyer regardless of the movement in the stock price. The Fund will write put options only if they are secured, meaning that the Fund will establish a segregated account consisting of cash, U.S. Government securities or investment grade fixed income securities equal to the value of the securities underlying its put options on common stock. The segregated account will be adjusted daily to reflect changes in the market value of the optioned securities. The Fund will only write call options that are "covered," meaning the Fund owns an equivalent position in the underlying security.

MONEY MARKET INSTRUMENTS AND TEMPORARY DEFENSIVE POSITIONS. The Fund will typically hold a portion of its assets in the form of money market fund shares, interest-bearing deposit accounts, repurchase agreements or other money market instruments. The Fund will hold such instruments to maintain liquidity, to meet its options margin requirements or pending selection of investments. From time to time, the Fund may take temporary defensive positions in attempting to respond to adverse market, economic, political or other conditions, and in doing so, may invest up to 100% of its assets in money market instruments. To the extent that the Fund invests in money market mutual funds, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such money market funds' advisory fees and operational fees. As a result of taking a temporary defensive position, the Fund may not achieve its investment objective.

FUND MANAGEMENT
================================================================================

THE INVESTMENT ADVISER

Riazzi Asset Management, LLC (the "Adviser"), 2331 Far Hills Avenue, Suite 200, Dayton, Ohio 45419, serves as the investment adviser to the Fund. The Adviser provides the Fund with a continuous program of investing the Fund's assets and determining the composition of the Fund's portfolio. The Adviser was organized in 2007 by John C. Riazzi and provides investment advisory services to individuals, banks, corporations and charitable organizations.

For its services, the Fund pays the Adviser a monthly investment advisory fee computed at the annual rate of 0.60% of the Fund's average daily net assets. The Adviser has agreed for a period of 3 years from the Fund's start of operations to reduce its investment advisory fees and to absorb Fund expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, interest, costs to organize the Fund, Acquired Fund Fees and Expenses and extraordinary expenses) to 1.00% of the Fund's average daily net assets. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Fund's obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the expense limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within 3 years of the repayment.

A discussion of the factors considered by the Board of Trustees in approving the Fund's investment advisory contract with the Adviser, including the Board's conclusions with respect thereto, will be included in the Fund's semiannual report for the period ending August 31, 2008.

PORTFOLIO MANAGER

John C. Riazzi, CFA, is the portfolio manager for the Fund and has managed the Fund since its inception. Mr. Riazzi is the founder, Managing Member and Chief Compliance Officer of the Adviser. From June 2001 until June 2007, Mr. Riazzi was a Principal and Managing Director at Transamerica Investment Management, LLC and was a co-portfolio manager of the TA IDEX Transamerica Value Balanced Fund.

The Statement of Additional Information ("SAI") provides additional information about Mr. Riazzi's compensation, other accounts managed by Mr. Riazzi and his ownership of shares of the Fund.

THE ADMINISTRATOR

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund's administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include (i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) administering custodial and other third party service provider contracts on behalf of the Trust.

The SAI has more detailed information about the Adviser and other service providers to the Fund.

HOW THE FUND VALUES ITS SHARES
================================================================================

The net asset value ("NAV") of the Fund's shares is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund generally values its portfolio securities at their current market values determined on the basis of readily available market quotations. However, if market quotations are not readily available or are considered to be unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Fund's Board of Trustees. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV are based on the consideration by the Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities. With respect to any portion of the Fund's assets that are invested in one or more mutual funds, the Fund's NAV is based on the NAV of the other mutual fund. The prospectus for that mutual fund explains the circumstances under which that fund will use fair value pricing and the effects of using fair value pricing.

Your order to purchase or redeem Fund shares is priced at the next NAV calculated after your order is received in proper form by the Fund. See "How to Buy Shares" and "How to Redeem Shares" for a description of the "proper form" for purchase and redemption orders, respectively. Redemptions of Fund shares may be subject to a redemption fee (see "How to Redeem Shares" for details).

HOW TO BUY SHARES
================================================================================

The Fund is a no-load fund. This means that shares may be purchased without imposition of an initial sales charge. Shares of the Fund are available for purchase from the Fund every day the NYSE is open for business, at the NAV next calculated after receipt of a purchase order in proper form. The Fund reserves the right to reject any purchase request. Investors who purchase and redeem shares through a broker or other financial intermediary may be charged a fee by such broker or intermediary. The Fund mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued.

MINIMUM INITIAL INVESTMENT

The minimum initial investment in the Fund is $5,000, except an IRA or a gift to minors, for which the minimum initial investment is $1,000. These minimum investment requirements may be waived or reduced for any reason at the discretion of the Fund.

OPENING AN ACCOUNT

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

BY MAIL. To open a new account by mail:

o     Complete and sign the account application.
o     Enclose a check payable to the Fund.

o Mail the application and the check to the Fund's transfer agent, Ultimus Fund Solutions, LLC (the "Transfer Agent") at the following address:

      The RAM Funds
      c/o Ultimus Fund Solutions, LLC
      P.O. Box 46707
      Cincinnati, Ohio 45246-0707

When shares are purchased by check, the proceeds from the redemption of those shares may not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction. The Fund does not accept third party checks, cash, drafts, money orders, cashier's checks less than $10,000, traveler's checks, credit card checks, "starter" checks or post-dated checks.

By sending your check to the Fund, please be aware that you are authorizing the Fund to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Fund receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Fund cannot post the transaction electronically, you authorize the Fund to present an image copy of your check for payment.

BY  WIRE.  To  open  a  new  account  by  wire,   call  the  Transfer  Agent  at
1-888-884-8099. A representative will assist you in obtaining an account application by telecopy (or mail), which must be completed, signed and telecopied (or mailed) to the Transfer Agent before payment by wire may be made. Then, request your financial institution to wire immediately available funds to:

U.S. Bank, N.A. ABA # 042000013
Attention: The RAM Funds
Credit Account # 130109605506
For Further Credit To:   [Insert Name(s) on Your Account]
                         [Insert Your Account Number]

The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion for a given trade date. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when the Fund receives payment by wire in proper form as discussed above. However, the completed account application must be mailed to the Transfer Agent on the same day the wire payment is made. See "Opening an Account - By Mail" above. Your financial institution may charge a fee for wiring funds.

THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

SUBSEQUENT INVESTMENTS

Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $100, except for an IRA or gifts or transfers to minors account, which must be in amounts of at least $50. Additional purchases must be submitted in proper form as described below. Additional purchases may be made:

o By sending a check, made payable to the Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.
o By wire to the Fund account as described under "Opening an Account - By Wire." Shareholders should call the Transfer Agent at 1-888-884-8099 before wiring funds.
o     Through your brokerage firm or other financial institution.
o By electronic funds transfer from a financial institution through the Automated Clearing House ("ACH"), as described below.

AUTOMATIC INVESTMENT PLAN

You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $100 under the plan and are made on the 15th or last business day of the month. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account. When shares are purchased through ACH, the proceeds from the redemption of those shares may not be paid until the ACH transfer has been converted to federal funds, which could take up to 15 calendar days. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any ACH transaction rejected for insufficient funds. ACH may be used to make direct investments into the Fund of part or all of recurring payments made to a shareholder by his or her employer (corporate, federal, military, or other) or by the Social Security Administration. Pre-notification is required for all ACH purchases initiated by an outside entity.

PURCHASES IN KIND

The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors which the Adviser may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the Fund's NAV.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

o     Name;
o     Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o     Social  security  number,   taxpayer   identification   number,  or  other
      identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

EXCHANGE PRIVILEGE

Shares of the Fund may be exchanged for shares of another series of The RAM Funds. You must meet the minimum investment requirements for the RAM Fund into which you are exchanging. The exchange of shares of the Fund for shares of another RAM Fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss.

Exchanges may be made by sending a written request to the Transfer Agent, or by calling 1-888-884-8099. Please provide the following information in proper form as described below:

o     Your name and telephone number
o     The exact name of your account and your account number
o     Taxpayer identification number (usually your Social Security number)
o     Dollar value or number of shares to be exchanged
o     The name of the fund from which the exchange is to be made
o     The name of the fund into which the exchange is being made

If you are unable to execute your exchange by telephone (for example during times of unusual market activity), you should consider requesting your exchange by mail. An exchange will be effected at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Exchanges may only be made for shares then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The registration and taxpayer identification numbers of the two accounts involved in the exchange must be identical. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon written notice to shareholders.

FREQUENT TRADING POLICIES

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Fund's shares. When monitoring shareholder purchases and redemptions, the Fund does not apply a quantitative definition to frequent trading. Instead the Fund uses a subjective approach that permits it to reject any purchase orders that it believes may be indicative of market timing or disruptive trading. The use of a subjective approach in itself could lead to inconsistent application of the Fund's frequent trading policies.

In its efforts to curb frequent trading in the Fund, the Fund's Board of Trustees has taken the following actions:

      1) Reserving the right of the Fund to reject any purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of Fund shares. The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries; and

      2) Imposing a 2% redemption fee on redemptions that occur within 90 days of the share purchase. The redemption fee is imposed by the Fund to defray the expenses associated with the redemption.

THE FUND DOES NOT ACCOMMODATE FREQUENT PURCHASES OR REDEMPTIONS OF FUND SHARES.

When financial intermediaries establish omnibus accounts in the Fund for their clients, the Fund reviews trading activity at the omnibus account level and looks for activity that may indicate potential frequent trading or market timing. If the Fund detects suspicious trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Each intermediary that offers the Fund's shares through an omnibus account has entered into an information sharing agreement with the Fund designed to assist the Fund in stopping future disruptive trading. Intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest in the Fund through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

Although the Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.

HOW TO REDEEM SHARES
================================================================================

Shares of the Fund may be redeemed on any day in which the Fund computes its NAV. Shares are redeemed at their NAV next determined after the Transfer Agent receives your redemption request in proper form as described below. Redemption requests may be made by mail or by telephone.

BY MAIL. You may redeem shares by mailing a written request to The RAM Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder's name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

SIGNATURES. If the shares to be redeemed over any 30 day period have a value of more than $25,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 30 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund and its Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent's procedures may be obtained by calling the Transfer Agent.

BY TELEPHONE. Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $25,000 or less by telephone by calling the Transfer Agent at 1-888-884-8099.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Upon request, redemption proceeds of $100 or more may be transferred by ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund's custodian for outgoing wires. Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. NAV is normally determined at 4:00 p.m., Eastern time. Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

RECEIVING PAYMENT

The Trust normally makes payment for all shares redeemed within 7 days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as provided by the rules of the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. A requested wire of redemption proceeds normally will be sent on the business day following a redemption. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

REDEMPTION FEE

A redemption fee of 2% of the dollar value of the shares redeemed, payable to the Fund, is imposed on any redemption or exchange of shares within 90 days of the date of purchase. No redemption fee will be imposed on the redemption of shares representing reinvested dividends or capital gains distributions, or on amounts representing capital appreciation of shares. In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time. The redemption fee is also waived on required distributions from IRA accounts due to the shareholder reaching age 70 1/2, and for any partial or complete redemption following death or disability (as defined in Section 22(e)(3) of the Internal Revenue Code) of a shareholder named on the account. The Fund may require documentation in connection with these waivers.

MINIMUM ACCOUNT BALANCE

Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder's account balance falls below $5,000 ($1,000 for IRA accounts or gifts to minors' accounts) due to shareholder redemptions. This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund's NAV. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement. Shares that are involuntarily redeemed pursuant to this provision will not be charged the redemption fee described above.

AUTOMATIC WITHDRAWAL PLAN

If the shares in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-888-884-8099 for additional information.

REDEMPTIONS IN KIND

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a "redemption in kind." This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). A redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================

Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December by the Fund. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. The Fund's distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, it will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations which hold shares of the Fund, certain income from the Fund may qualify for a 70% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

The Fund's transactions in options are subject to special tax rules. These rules and rules applicable to wash sales and certain other types of transactions can affect the amount, timing and characteristics of distributions to shareholders.

When you redeem or exchange Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets. Except for investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption of Fund shares will be subject to federal income tax.

You will be notified in January each year about the federal tax status of distributions made by the Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone's tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

CUSTOMER PRIVACY POLICY
================================================================================

WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER OUR BUSINESS.

In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to administer our business and provide superior service.

WE CAREFULLY LIMIT AND CONTROL THE SHARING OF YOUR INFORMATION.

In order to protect customer privacy, we carefully control the way in which any information about you is shared. It is our policy to not disclose any nonpublic personal information about you or former customers to anyone, except as permitted or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, sub-advisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agents need information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not permitted to release, use or transfer your information to any other party for their own purpose.

WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

We are committed to the security of your non-public personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. Our operational and data processing systems are in a secure environment that protects nonpublic personal information from being accessed inappropriately by third parties.

This privacy  policy  explains  how we handle  nonpublic  personal  information;
however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

This privacy policy notice is for The RAM Funds and Ultimus Fund Distributors, LLC, the Fund's principal underwriter.

IF  YOU  HAVE  ANY  QUESTIONS  ABOUT  THE   CONFIDENTIALITY   OF  YOUR  CUSTOMER
INFORMATION,   CALL   1-888-884-8099   TO   TALK  TO  A   SHAREHOLDER   SERVICES
REPRESENTATIVE.

                           FOR ADDITIONAL INFORMATION

Additional information about the Fund is included in the Statement of Additional Information (SAI), which is incorporated by reference in its entirety. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.

Additional information about the Fund's investments will be available in the annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call Toll-Free

                                 1-888-884-8099

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Fund's website at www.theramfunds.com.

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, known as "Householding," is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however). You may, of course, request an additional copy of a Prospectus or an annual or semiannual report at any time by calling or writing the Fund. You may also request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.


SEC File No. 811-22162

PROSPECTUS
MARCH 31, 2008


                                      R A M
                                      -----
                                      F U N D S


================================================================================


                          THE RAM ENHANCED INCOME FUND








       This Prospectus has information about the Fund that you should know before you invest. You should read it carefully and keep it with your investment records.

   The Securities and Exchange Commission has not approved or disapproved the
     Fund's shares or determined if this Prospectus is accurate or complete.
            Any representation to the contrary is a criminal offense.

================================================================================

PROSPECTUS
THE RAM FUNDS
THE RAM ENHANCED INCOME FUND                                      MARCH 31, 2008
================================================================================

The RAM Enhanced Income Fund (the "Fund") is a series of The RAM Funds. The Fund is managed by Riazzi Asset Management, LLC (the "Adviser") and has its own investment objectives and strategies.

TABLE OF CONTENTS
================================================================================

Risk/Return Summary........................................................... 2
Fees and Expenses............................................................. 4
Additional Information about the Fund's Investment Strategies and Risks....... 5
Fund Management............................................................... 6
How the Fund Values Its Shares................................................ 7
How to Buy Shares............................................................. 7
How to Redeem Shares......................................................... 12
Dividends, Distributions and Taxes........................................... 14
Customer Privacy Policy...................................................... 15
For Additional Information........................................... back cover

================================================================================

              For information or assistance in opening an account,
                      please call toll-free 1-888-884-8099.

RISK/RETURN SUMMARY
================================================================================

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The RAM ENHANCED INCOME FUND seeks a high level of current income, consistent with the preservation of capital.

The Board of Trustees has reserved the right to change the Fund's investment objective without shareholder approval. If such a change is made, shareholders will be provided with at least 60 days advance written notice of the change.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

Under normal circumstances, the Fund will invest primarily in a diversified portfolio of short and intermediate-term U.S. Government securities and investment grade fixed income securities. The Fund expects to have an average weighted effective maturity of between 2 and 10 years. The Adviser may seek to enhance the Fund's cash flow by using an options strategy in which equity put option contracts are written (sold) using the Fund's fixed income portfolio securities as collateral in return for a premium.

In addition, the Fund may to a lesser extent (not more than 20% of its total assets) invest in common stock of high dividend-yielding, large-cap companies (companies with market capitalizations of $7 billion or more) that are believed to be selling at a discount to their true value. When the Adviser believes that stocks held by the Fund are approaching the top of the Adviser's growth and price expectations, covered call options may be written against such securities and the Fund will receive a premium in return.

The Adviser will sell a security in the Fund's portfolio under one or more of the following circumstances:

      o When there is a deterioration in the credit or financial condition of an issuer of a debt security;
      o When a security's expected appreciation has been reached or is no longer probable;
      o If the Adviser identifies alternative investments that are more attractive; or
      o If the security's valuation relative to its peer group is no longer attractive.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

STOCK MARKET RISKS
The return on and value of an investment in the equity portion of the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as a rapid increase or decrease in a stock's value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company's share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions.

      o LARGE CAPITALIZATION COMPANY RISK. Large capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

FIXED INCOME SECURITIES RISKS
The Fund's investments in fixed-income securities are subject to interest rate risk and credit risk, including changes in debt ratings.

      o INTEREST RATE RISK. The price of fixed-income securities is linked to prevailing market interest rates. Generally, when interest rates rise, the price of fixed income securities falls and when interest rates fall, the price of fixed income securities rises. The price volatility of a fixed income security also depends on its maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

      o CREDIT RISK. Credit risk is the risk that a deterioration in the financial condition of an issuer, or deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest when due. Securities in the lowest category of investment grade may have some risky characteristics and changes in economic conditions may be more likely to cause issuers of these securities to be unable to make timely payments.

      o CHANGES IN DEBT RATINGS. If a rating agency gives a fixed income security a lower rating, the value of the security will typically decline because investors will demand a higher rate of return.

INVESTMENT STYLE AND MANAGEMENT RISK
The Fund's method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund's value style may go out of favor with investors, negatively impacting the Fund's performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

The success of the Fund's investment strategies may also depend on the Adviser's skill in investing in derivatives, such as writing (selling) put and call options on securities. The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser writes an option at the wrong time or judges market conditions incorrectly, or if the option does not perform as expected, these strategies may significantly reduce the Fund's return. A small investment in derivatives could have a potentially large impact on the Fund's performance; certain gains or losses could be amplified, increasing share price movements. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund's other investments. The successful use of derivatives depends on the Adviser's ability to correctly predict changes in the levels and directions of movements in the value of the underlying security.

OPTIONS RISK
The premiums received by the Fund for writing options may decrease as a result of certain factors, such as a reduction in interest rates, a decline in stock market volumes or a decrease in the price volatility of the underlying securities. In addition, investments in options involve certain risks, which include:

      o LIMITED GAINS. By writing a put option, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price. By writing a call option, the Fund may forego the opportunity to benefit from an increase in price of the underlying stock above the exercise price, but continue to bear the risk of a decline in the value of the underlying stock. The price the Fund realizes from the sale of stock upon exercise of the option could be substantially below its prevailing market price.

      o LACK OF LIQUIDITY FOR THE OPTION. A liquid market may not exist for the option. If the Fund is not able to close out the options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

OTHER PRINCIPAL RISKS
      o     YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
      o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
      o The Fund may not be appropriate for use as a complete investment program.
      o There is no guarantee that the Fund will achieve its investment objective.

For more information about the Fund's investment strategies and risks, see "Additional Information about the Fund's Investment Strategies and Risks" in this Prospectus.

WHAT HAS BEEN THE FUND'S PERFORMANCE HISTORY?

The Fund is new and therefore does not have a performance history for a full calendar year to report.

FEES AND EXPENSES
================================================================================

This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

      Sales Charge (Load) Imposed on Purchases                         None
      Contingent Deferred Sales Charge (Load)                          None
      Sales Charge (Load) Imposed on Reinvested Dividends              None
      Redemption Fee (as a percentage of the amount redeemed)          2%(1)(2)
      Exchange Fee                                                     None

                         ANNUAL FUND OPERATING EXPENSES
                 (expenses that are deducted from Fund assets)

      Management Fees                                                  0.45%
      Other Expenses                                                   2.42%(3)
      Acquired Fund Fees and Expenses                                  0.05%(4)
                                                                       -----
      Total Annual Fund Operating Expenses                             2.92%
      Less Fee Reductions and/or Expense Reimbursements               (2.07%)(5)
                                                                       -----
      Net Annual Fund Operating Expenses                               0.85%
                                                                       =====

(1) The redemption fee is imposed only on redemptions of shares WITHIN 90 DAYS OF THE DATE OF PURCHASE and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. See "How to Redeem Shares-Redemption Fee" for more information.

(2) A wire transfer fee of $15 is charged by the Fund's custodian in the case of redemptions paid by wire transfer. This fee is subject to change upon 30 days written notice to shareholders.

(3)   Other Expenses are based on estimated amounts for the current fiscal year.

(4) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year of the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

(5) The Adviser has contractually agreed, for a period of 3 years from the beginning of the Fund's operations, to reduce its management fees and to absorb the Fund's operating expenses to the extent necessary to limit the annual ordinary operating expenses to an amount not exceeding 0.80% of the Fund's average daily net assets. Advisory fee reductions and expenses absorbed by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses to exceed the foregoing expense limitations. Ordinary operating expenses include all Fund expenses except brokerage costs, taxes, interest, costs to organize the Fund, Acquired Fund Fees and Expenses and extraordinary expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 Year            3 Years
                          ------            -------
                          $  87              $ 271

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT STRATEGIES AND RISKS
================================================================================

U.S. GOVERNMENT SECURITIES. The Fund may invest in short-term and intermediate-term U.S. Government securities. U.S. Government securities include securities issued directly by the U.S. Treasury such as Treasury bills, notes and bonds and securities issued by government agencies. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, while others are supported only by the credit of the government agency issuing the security. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds, Government National Mortgage Association securities and Overseas Private Investment Corporation securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Government Loan Mortgage Corporation, Federal Government Loan Mortgage Corporation, Student Loan Marketing Association, Small Business Administration and the Tennessee Valley Authority.

INVESTMENT GRADE FIXED-INCOME SECURITIES. The Fund may invest in short-term and intermediate-term investment grade fixed income securities issued by corporations and other business entities. The Fund considers fixed income securities to be investment grade when such securities are rated AAA, AA, A or BBB by Standard & Poor's Rating Group, a division of the McGraw-Hill Company, Inc., or rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc., or if unrated, are determined by the Adviser to be of comparable credit quality.

PUT OPTIONS AND COVERED CALL OPTIONS. The Fund may write (sell) put options and covered call options. A put option gives the purchaser (holder) the right to sell the underlying security at a specified price for a specified time. A call option gives the purchaser (holder) the right to buy the underlying security at a specified priced for a specified time. When the Fund writes put options and covered call options, the buyer of the option pays a fee or "premium" to the Fund for the right to purchase the underlying stock on the option. The premium is paid at the time the option is purchased and is not refundable to the buyer regardless of the movement in the stock price. The Fund will write put options only if they are secured, meaning that the Fund will establish a segregated account consisting of cash, U.S. Government securities or investment grade fixed income securities equal to the value of the securities underlying its put options on common stock. The segregated account will be adjusted daily to reflect changes in the market value of the optioned securities. The Fund will only write call options that are "covered," meaning the Fund owns an equivalent position in the underlying security.

MONEY MARKET INSTRUMENTS AND TEMPORARY DEFENSIVE POSITIONS. The Fund will typically hold a portion of its assets in the form of money market fund shares, interest-bearing deposit accounts, repurchase agreements or other money market instruments. The Fund will hold such instruments to maintain liquidity, to meet its options margin requirements or pending selection of investments. From time to time, the Fund may take temporary defensive positions in attempting to respond to adverse market, economic, political or other conditions, and in doing so, may invest up to 100% of its assets in money market instruments. To the extent that the Fund invests in money market mutual funds, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such money market funds' advisory fees and operational fees. As a result of taking a temporary defensive position, the Fund may not achieve its investment objective.

FUND MANAGEMENT
================================================================================

THE INVESTMENT ADVISER

Riazzi Asset Management, LLC (the "Adviser"), 2331 Far Hills Avenue, Suite 200, Dayton, Ohio 45419, serves as the investment adviser to the Fund. The Adviser provides the Fund with a continuous program of investing the Fund's assets and determining the composition of the Fund's portfolio. The Adviser was organized in 2007 by John C. Riazzi and provides investment advisory services to individuals, banks, corporations and charitable organizations.

For its services, the Fund pays the Adviser a monthly investment advisory fee computed at the annual rate of 0.45% of the Fund's average daily net assets. The Adviser has agreed for a period of 3 years from the Fund's start of operations to reduce its investment advisory fees and to absorb Fund expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, interest, costs to organize the Fund, Acquired Fund Fees and Expenses and extraordinary expenses) to 0.80% of the Fund's average daily net assets. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Fund's obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the expense limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within 3 years of the repayment.

A discussion of the factors considered by the Board of Trustees in approving the Fund's investment advisory contract with the Adviser, including the Board's conclusions with respect thereto, will be included in the Fund's semiannual report for the period ending August 31, 2008.

      PORTFOLIO MANAGER

John C. Riazzi, CFA, is the portfolio manager for the Fund and has managed the Fund since its inception. Mr. Riazzi is the founder, Managing Member and Chief Compliance Officer of the Adviser. From June 2001 until June 2007, Mr. Riazzi was a Principal and Managing Director at Transamerica Investment Management, LLC and was a co-portfolio manager of the TA IDEX Transamerica Value Balanced Fund.

The Statement of Additional Information ("SAI") provides additional information about Mr. Riazzi's compensation, other accounts managed by Mr. Riazzi and his ownership of shares of the Fund.

THE ADMINISTRATOR

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund's administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include (i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) administering custodial and other third party service provider contracts on behalf of the Trust.

The SAI has more detailed information about the Adviser and other service providers to the Fund.

HOW THE FUND VALUES ITS SHARES
================================================================================

The net asset value ("NAV") of the Fund's shares is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund generally values its portfolio securities at their current market values determined on the basis of readily available market quotations. However, if market quotations are not readily available or are considered to be unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Fund's Board of Trustees. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV are based on the consideration by the Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities. With respect to any portion of the Fund's assets that are invested in one or more mutual funds, the Fund's NAV is based on the NAV of the other mutual fund. The prospectus for that mutual fund explains the circumstances under which that fund will use fair value pricing and the effects of using fair value pricing.

Your order to purchase or redeem Fund shares is priced at the next NAV calculated after your order is received in proper form by the Fund. See "How to Buy Shares" and "How to Redeem Shares" for a description of the "proper form" for purchase and redemption orders, respectively. Redemptions of Fund shares may be subject to a redemption fee (see "How to Redeem Shares" for details).

HOW TO BUY SHARES
================================================================================

The Fund is a no-load fund. This means that shares may be purchased without imposition of an initial sales charge. Shares of the Fund are available for purchase from the Fund every day the NYSE is open for business, at the NAV next calculated after receipt of a purchase order in proper form. The Fund reserves the right to reject any purchase request. Investors who purchase and redeem shares through a broker or other financial intermediary may be charged a fee by such broker or intermediary. The Fund mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued.

MINIMUM INITIAL INVESTMENT

The minimum initial investment in the Fund is $5,000, except an IRA or a gift to minors, for which the minimum initial investment is $1,000. These minimum investment requirements may be waived or reduced for any reason at the discretion of the Fund.

OPENING AN ACCOUNT

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

BY MAIL. To open a new account by mail:

o     Complete and sign the account application.
o     Enclose a check payable to the Fund.
o Mail the application and the check to the Fund's transfer agent, Ultimus Fund Solutions, LLC (the "Transfer Agent") at the following address:

      The RAM Funds
      c/o Ultimus Fund Solutions, LLC
      P.O. Box 46707
      Cincinnati, Ohio 45246-0707

When shares are purchased by check, the proceeds from the redemption of those shares may not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction. The Fund does not accept third party checks, cash, drafts, money orders, cashier's checks less than $10,000, traveler's checks, credit card checks, "starter" checks or post-dated checks.

By sending your check to the Fund, please be aware that you are authorizing the Fund to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Fund receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Fund cannot post the transaction electronically, you authorize the Fund to present an image copy of your check for payment.

BY  WIRE.  To  open  a  new  account  by  wire,   call  the  Transfer  Agent  at
1-888-884-8099. A representative will assist you in obtaining an account application by telecopy (or mail), which must be completed, signed and telecopied (or mailed) to the Transfer Agent before payment by wire may be made. Then, request your financial institution to wire immediately available funds to:

U.S. Bank, N.A. ABA # 042000013
Attention: The RAM Funds
Credit Account # 130109605506
For Further Credit To:   [Insert Name(s) on Your Account]
                         [Insert Your Account Number]

The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion for a given trade date. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when the Fund receives payment by wire in proper form as discussed above. However, the completed account application must be mailed to the Transfer Agent on the same day the wire payment is made. See "Opening an Account - By Mail" above. Your financial institution may charge a fee for wiring funds.

THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

SUBSEQUENT INVESTMENTS

Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $100, except for an IRA or gifts or transfers to minors account, which must be in amounts of at least $50. Additional purchases must be submitted in proper form as described below. Additional purchases may be made:

o By sending a check, made payable to the Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.
o By wire to the Fund account as described under "Opening an Account - By Wire." Shareholders should call the Transfer Agent at 1-888-884-8099 before wiring funds.
o     Through your brokerage firm or other financial institution.
o By electronic funds transfer from a financial institution through the Automated Clearing House ("ACH"), as described below.

AUTOMATIC INVESTMENT PLAN

You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $100 under the plan and are made on the 15th or last business day of the month. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account. When shares are purchased through ACH, the proceeds from the redemption of those shares may not be paid until the ACH transfer has been converted to federal funds, which could take up to 15 calendar days. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any ACH transaction rejected for insufficient funds. ACH may be used to make direct investments into the Fund of part or all of recurring payments made to a shareholder by his or her employer (corporate, federal, military, or other) or by the Social Security Administration. Pre-notification is required for all ACH purchases initiated by an outside entity.

PURCHASES IN KIND

The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors which the Adviser may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the Fund's NAV.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

o     Name;
o     Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o     Social  security  number,   taxpayer   identification   number,  or  other
      identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

EXCHANGE PRIVILEGE

Shares of the Fund may be exchanged for shares of another series of The RAM Funds. You must meet the minimum investment requirements for the RAM Fund into which you are exchanging. The exchange of shares of the Fund for shares of another RAM Fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss.

Exchanges may be made by sending a written request to the Transfer Agent, or by calling 1-888-884-8099. Please provide the following information in proper form as described below:

o     Your name and telephone number
o     The exact name of your account and your account number
o     Taxpayer identification number (usually your Social Security number)
o     Dollar value or number of shares to be exchanged
o     The name of the fund from which the exchange is to be made
o     The name of the fund into which the exchange is being made

If you are unable to execute your exchange by telephone (for example during times of unusual market activity), you should consider requesting your exchange by mail. An exchange will be effected at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Exchanges may only be made for shares then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The registration and taxpayer identification numbers of the two accounts involved in the exchange must be identical. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon written notice to shareholders.

FREQUENT TRADING POLICIES

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Fund's shares. When monitoring shareholder purchases and redemptions, the Fund does not apply a quantitative definition to frequent trading. Instead the Fund uses a subjective approach that permits it to reject any purchase orders that it believes may be indicative of market timing or disruptive trading. The use of a subjective approach in itself could lead to inconsistent application of the Fund's frequent trading policies.

In its efforts to curb frequent trading in the Fund, the Fund's Board of Trustees has taken the following actions:

      1) Reserving the right of the Fund to reject any purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of Fund shares. The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries; and

      2) Imposing a 2% redemption fee on redemptions that occur within 90 days of the share purchase. The redemption fee is imposed by the Fund to defray the expenses associated with the redemption.

THE FUND DOES NOT ACCOMMODATE FREQUENT PURCHASES OR REDEMPTIONS OF FUND SHARES.

When financial intermediaries establish omnibus accounts in the Fund for their clients, the Fund reviews trading activity at the omnibus account level and looks for activity that may indicate potential frequent trading or market timing. If the Fund detects suspicious trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Each intermediary that offers the Fund's shares through an omnibus account has entered into an information sharing agreement with the Fund designed to assist the Fund in stopping future disruptive trading. Intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest in the Fund through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

Although the Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.

HOW TO REDEEM SHARES
================================================================================

Shares of the Fund may be redeemed on any day in which the Fund computes its NAV. Shares are redeemed at their NAV next determined after the Transfer Agent receives your redemption request in proper form as described below. Redemption requests may be made by mail or by telephone.

BY MAIL. You may redeem shares by mailing a written request to The RAM Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder's name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

SIGNATURES. If the shares to be redeemed have a value of more than $25,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 30 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund and its Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent's procedures may be obtained by calling the Transfer Agent.

BY TELEPHONE. Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $25,000 or less by telephone by calling the Transfer Agent at 1-888-884-8099.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Upon request, redemption proceeds of $100 or more may be transferred by ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the Fund's custodian for outgoing wires. Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. NAV is normally determined at 4:00 p.m., Eastern time. Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received.
 These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

RECEIVING PAYMENT

The Trust normally makes payment for all shares redeemed within 7 days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as provided by the rules of the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. A requested wire of redemption proceeds normally will be sent on the business day following a redemption. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

REDEMPTION FEE

A redemption fee of 2% of the dollar value of the shares redeemed, payable to the Fund, is imposed on any redemption or exchange of shares within 90 days of the date of purchase. No redemption fee will be imposed on the redemption of shares representing reinvested dividends or capital gains distributions, or on amounts representing capital appreciation of shares. In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time. The redemption fee is also waived on required distributions from IRA accounts due to the shareholder reaching age 70 1/2, and for any partial or complete redemption following death or disability (as defined in Section 22(e)(3) of the Internal Revenue Code) of a shareholder named on the account. The Fund may require documentation in connection with these waivers.

MINIMUM ACCOUNT BALANCE

Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder's account balance falls below $5,000 ($1,000 for IRA accounts or gifts to minors' accounts) due to shareholder redemptions. This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund's NAV. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement. Shares that are involuntarily redeemed pursuant to this provision will not be charged the redemption fee described above.

AUTOMATIC WITHDRAWAL PLAN

If the shares in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-888-884-8099 for additional information.

REDEMPTIONS IN KIND

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a "redemption in kind." This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). A redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================

Income dividends, if any, are normally declared and paid monthly by the Fund. Any net capital gain distributions by the Fund will normally be declared and paid annually in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. The Fund's distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, it will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations which hold shares of the Fund, certain income from the Fund may qualify for a 70% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

The Fund's transactions in options are subject to special tax rules. These rules and rules applicable to wash sales and certain other types of transactions can affect the amount, timing and characteristics of distributions to shareholders.

When you redeem or exchange Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets. Except for investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption of Fund shares will be subject to federal income tax.

You will be notified in January each year about the federal tax status of distributions made by the Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone's tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

CUSTOMER PRIVACY POLICY
================================================================================

WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER OUR BUSINESS.

In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to administer our business and provide superior service.

WE CAREFULLY LIMIT AND CONTROL THE SHARING OF YOUR INFORMATION.

In order to protect customer privacy, we carefully control the way in which any information about you is shared. It is our policy to not disclose any nonpublic personal information about you or former customers to anyone, except as permitted or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, sub-advisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agents need information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not permitted to release, use or transfer your information to any other party for their own purpose.

WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

We are committed to the security of your non-public personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. Our operational and data processing systems are in a secure environment that protects nonpublic personal information from being accessed inappropriately by third parties.

This privacy  policy  explains  how we handle  nonpublic  personal  information;
however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

This privacy policy notice is for The RAM Funds and Ultimus Fund Distributors, LLC, the Fund's principal underwriter.

IF  YOU  HAVE  ANY  QUESTIONS  ABOUT  THE   CONFIDENTIALITY   OF  YOUR  CUSTOMER
INFORMATION,   CALL   1-888-884-8099   TO   TALK  TO  A   SHAREHOLDER   SERVICES
REPRESENTATIVE.

                           FOR ADDITIONAL INFORMATION

Additional information about the Fund is included in the Statement of Additional Information (SAI), which is incorporated by reference in its entirety. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.

Additional information about the Fund's investments will be available in the annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call Toll-Free

                                 1-888-884-8099

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Fund's website at www.theramfunds.com.

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, known as "Householding," is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however). You may, of course, request an additional copy of a Prospectus or an annual or semiannual report at any time by calling or writing the Fund. You may also request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.


SEC File No. 811-22162

                        THE RAM CAPITAL APPRECIATION FUND
                          THE RAM ENHANCED INCOME FUND
                            Investment Portfolios of

                                  THE RAM FUNDS

                       Statement of Additional Information
                                 March 31, 2008

      This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses for The RAM Funds (the "Trust") dated March 31, 2008, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. Copies of a Prospectus may be obtained without charge, upon request, by writing The RAM Funds at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling toll-free 1-888-884-8099.

                                TABLE OF CONTENTS

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS ...............    2

INVESTMENT RESTRICTIONS ...................................................   12

CALCULATION OF NET ASSET VALUE ............................................   13

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ............................   14

SPECIAL SHAREHOLDER SERVICES ..............................................   15

MANAGEMENT OF THE TRUST ...................................................   16

INVESTMENT ADVISER ........................................................   19

PORTFOLIO TRANSACTIONS ....................................................   21

OTHER SERVICE PROVIDERS ...................................................   22

GENERAL INFORMATION .......................................................   24

ADDITIONAL TAX INFORMATION ................................................   28

PERFORMANCE INFORMATION ...................................................   30

FINANCIAL STATEMENTS ......................................................   32

APPENDIX A (FUND'S PROXY VOTING POLICIES AND PROCEDURES) ..................   38

APPENDIX B (ADVISER'S PROXY VOTING POLICIES AND PROCEDURES) ...............   41

STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------

      The Trust is an open-end management investment company which currently offers two diversified investment portfolios: The RAM Capital Appreciation Fund and The RAM Enhanced Income Fund (individually, a "Fund, collectively, the "Funds"). As of the date of this Statement of Additional Information, The RAM Enhanced Income Fund has not begun operations. The Funds' investments are managed by Riazzi Asset Management, LLC (the "Adviser"). For further information on the Funds, please call 1-888-884-8099.

          ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS

      Information contained in this Statement of Additional Information expands upon information contained in the Funds' Prospectuses. No investment in shares of the Funds should be made without first reading the Prospectus.

      PREFERRED STOCK, WARRANTS AND RIGHTS. Each Fund may invest in preferred stock. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Preferred stocks may include the obligation to pay a stated dividend. The price of preferred stocks could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect the price of preferred stocks.

      Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of a Fund's entire investment therein).

      WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. In purchase transactions the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale.

      In connection with these investments, a Fund will direct its custodian to place cash or liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because the Fund purchases securities on a when-issued basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a when-issued basis. The purpose and effect of such maintenance is to prevent a Fund from gaining investment leverage from when-issued transactions. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions.

      The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Adviser deems it appropriate. In such a case the Fund could incur a short-term gain or loss.

      FOREIGN SECURITIES. Subject to its investment policies and quality standards, each Fund may invest in securities of foreign issuers through the purchase of American Depository Receipts ("ADRs"). ADRs are receipts that evidence ownership of underlying securities issued by a foreign issuer. ADRs are generally issued by a U.S. bank or trust company to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. Exchanges. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. ADRs, in registered form, are designed for use in the U.S. securities markets.

      Investments in ADRs involve risks that are different in some respects from an investment in U.S. domestic issuers. ADRs are subject to risks similar to those associated with direct investments in foreign securities. The performance of foreign markets does not necessarily track U.S. markets. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities than in the U.S. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the U.S. Settlement practices may include delays and may differ from those customary in U.S. markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the U.S.), and difficulty in enforcing legal rights outside the U.S. In addition, the Funds may invest in sponsored or unsponsored ADRs. The depositary of an unsponsored ADR is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security.

      DEBT SECURITIES. The Funds may invest in corporate debt securities and U.S. Government obligations. Corporate securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security's issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. In the case of corporate debt, the Funds will normally purchase investment grade securities, meaning securities rated BBB or better by S&P or any similar rating by any national credit rating service.

      "U.S. Government obligations" include securities which are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, and by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government. U.S. Treasury obligations include Treasury Bills, Treasury Notes, and Treasury Bonds. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

      Agencies and instrumentalities established by the U.S. Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the U.S. Treasury. In the case of U.S. Government obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitment. U.S. Government obligations are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise.

      EXCHANGE TRADED FUNDS AND OTHER SIMILAR INSTRUMENTS. Shares of exchange traded funds ("ETFs") and other similar instruments may be purchased by the Funds. An ETF is an investment company that is registered under the Investment Company Act of

1940, as amended (the "1940 Act"), that holds a portfolio of common stocks designed to track the performance of a particular index or sector of an index. ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 of its shares) called "creation units." Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market like ordinary stocks in lots of any size at any time during the trading day.

      Some ETFs are subject to percentage investment limitations imposed by the 1940 Act, except to the extent that investments in such ETFs are exempt from percentage limitations pursuant to orders for exemptive relief granted by the Securities and Exchange Commission (the "SEC"), in which case they will not be subject to any such investment limitation. Instruments the Funds may purchase that are similar to ETFs represent beneficial ownership interests in specific "baskets" of stocks of companies within a particular industry sector or group. These securities may also be listed on national securities exchanges and purchased and sold in the secondary market, but unlike ETFs, are not registered as investment companies under the 1940 Act. Such securities may also be exchange traded, but because they are not registered as investment companies, they are not subject to the percentage investment limitations imposed by the 1940 Act.

      An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decline, thereby affecting the value of the shares of an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF's shares may trade at a discount to their net asset value; (2) an active trading market for an ETF's shares may not develop or be maintained; (3) trading of an ETF's shares may be halted if the listing exchange deems such action appropriate; and (4) ETF shares may be delisted from the exchange on which they trade, or activation of "circuit breakers" (which are tied to large decreases in stock prices) may halt trading temporarily. ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track.

      Because ETFs and pools that issue similar instruments bear various fees and expenses, the Fund will pay a proportionate share of these expenses, as well as transaction costs, such as brokerage commissions. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales loads or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

      DESCRIPTION OF MONEY MARKET INSTRUMENTS. Money market instruments may be purchased for temporary defensive purposes, in an amount up to 100% of a Fund's assets, when the Adviser believes the prospect for capital appreciation in the equity securities markets is not attractive. In addition, money market instruments will typically represent a portion of each Fund's portfolio, as funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Funds. Money market instruments may include U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Funds. Money market instruments also may include Bankers' Acceptances, Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, Variable Amount Demand Master Notes ("Master Notes") and shares of money market investment companies. BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When a Fund acquires a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Fund would generally be in amounts of $100,000 or more. COMMERCIAL PAPER is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Funds will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Adviser's assessment. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Funds only through the Master Note program of the Custodian, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Funds. The Funds may invest in shares of MONEY MARKET INVESTMENT COMPANIES to the extent permitted by the 1940 Act.

      LIMITATIONS ON INVESTING IN OTHER INVESTMENT COMPANIES. Generally, under the 1940 Act, an investment company may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company's total outstanding shares, (ii) if such fund's investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or
(iii) if more than 10% of such fund's total assets would be invested in investment companies. Under certain conditions, an investment company may invest in registered and unregistered money market funds in excess of these limitations. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Fund) in excess of these limits. The Funds may invest in ETFs that have received such exemptive orders from the SEC, pursuant to the conditions specified in such orders. In accordance with Section 12(d)(1)(F)(i) of the 1940 Act, the Funds may also invest in ETFs that have not received such exemptive orders and in other investment companies in excess of these limits, as long as the Funds (and all of their affiliated persons, including the Adviser) do not acquire more than 3% of the total outstanding stock of such ETF or other investment company, unless otherwise permitted to do so pursuant to permission granted by the SEC. If the Funds seek to redeem shares of an ETF or investment company purchased in reliance on Section 12(d)(1)(F), the ETF is not obligated to redeem an amount exceeding 1% of the ETF's outstanding shares during a period of less than 30 days.

      REPURCHASE AGREEMENTS. The Funds may purchase securities pursuant to repurchase agreements. Under the terms of a repurchase agreement, a Fund acquires securities from a member bank of the Federal Reserve or a registered broker-dealer which the Adviser deems creditworthy, subject to the seller's agreement to repurchase those securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is obligated to maintain at all times with the Custodian or a sub-custodian the underlying securities as collateral in an amount not less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation or becomes insolvent, a Fund has the right to sell the collateral and recover the amount due from the seller. However, the Fund will suffer a loss to the extent that the proceeds from the sale of the underlying securities is less than the repurchase price under the agreement, or to the extent that the disposition of the securities by the Fund is delayed pending court action. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

      REVERSE REPURCHASE AGREEMENTS. A reverse repurchase agreement requires a Fund to sell a security in exchange for cash and then enter into an agreement to repurchase the security at a specified future date and price. The Fund generally would retain the right to interest and principal payments on the security. If the Fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the Fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the Fund's portfolio securities. Reverse repurchase agreements are also considered a form of borrowing.

      ILLIQUID SECURITIES. Each Fund may invest in illiquid securities, but will limit its investment in illiquid securities to no more than 15% of its net assets. Illiquid securities generally include: (i) both domestic and foreign securities that are not readily marketable such as private placements and other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), (ii) over-the-counter options and assets used to cover over-the-counter options, (iii) repurchase agreements and time deposits not terminable within seven days, (iv) certain municipal leases and participation interests, (v) certain stripped mortgage-backed securities, and (vi) certain structured securities and all swap transactions.

      Certain restricted securities are illiquid unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called "4(2) commercial paper" or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("144A Securities"). Investing in 144A Securities may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

      A Fund, if it invests in securities for which there is no ready market, may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than the Adviser's most recent estimate of their fair market value. Generally, less public information is available about the issuers of such securities than about companies whose securities are publicly traded.

      SHORT SALES. Each Fund may sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

      In connection with its short sales, the Fund will be required to maintain a segregated account with its Custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). The Fund will limit its short sales so that no more than 25% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.

      Each Fund may also sell a security short "against the box," which means that the Fund sells a security that it owns, or has the right to obtain without payment of further consideration. The borrowing and segregated account provisions described above do not apply to short sales against the box.

OPTIONS

      REGULATORY MATTERS. Each Fund will comply with and adhere to all limitations on the manner and extent to which it effects transactions in futures and options on such futures currently imposed by the provisions of the 1940 Act applicable to the issuance of senior securities. Additionally, the Funds have claimed an exclusion from the definition of the term "commodity pool operator" pursuant to Rule 4.5 under the Commodity Exchange Act, as amended (the "CEA"). Therefore, the Funds are not subject to regulation or registration as a commodity pool operator under the CEA.

      OPTION TRANSACTIONS. The Funds may engage in option transactions involving individual stocks. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold

(written) on securities. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Call options on securities which a Fund sells (writes) will be covered or secured, which means that the Fund owns the underlying security or has an absolute and immediate right to acquire that security without additional cash consideration (or, to the extent it does not hold the security, maintains a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When a Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. Government obligations or to deposit assets in escrow with the Custodian.

      The writing of options involves certain risks. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option purchased by a Fund may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

      Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may sell options with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

      LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value.

As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

      OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

      PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

      The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

      The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

      WRITING PUT AND CALL OPTIONS. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, the Fund will be required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into.

      If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

      Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

      RISKS OF OPTIONS. The purchase and sale of options involve risks different from those involved with direct investments in securities and also require different skills from the portfolio manager in managing the Funds' portfolios of investments. While utilization of options and similar instruments may be advantageous to a Fund, if the portfolio manager is not successful in employing such instruments in managing the Fund's investments or in predicting market changes, the Fund's performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments being hedged and the options used. It is also possible that a Fund may be unable to close out or liquidate its hedges during unusual periods of illiquidity in the options markets. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce its yield. The Funds may purchase and write both over-the-counter and exchange traded options.

      BORROWING MONEY. Each Fund does not intend to borrow money for the purpose of purchasing securities, but may borrow up to one-third of its total assets, including the amount of such borrowing, to maintain necessary liquidity to make payments for redemptions of Fund shares or for temporary emergency purposes. Borrowing involves the creation of a liability that requires the Fund to pay interest. The risks of borrowing include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by declines in the prices of the Fund's investments, adverse market movements and increases in the cost of borrowing. The effect of borrowing in a declining market could be a greater decrease in net asset value per share than if the Fund had not borrowed money. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of borrowing, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

      LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, each Fund may, from time to time, lend its portfolio securities in an amount up to 33% of the Fund's total assets to broker-dealers, banks or institutional borrowers of securities. The Fund must receive collateral, in the form of cash or U.S. government securities, equal to at least 100% of the value of the loaned securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it has the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. In the event the borrower defaults in its obligation to a Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. At such time as a Fund engages in the practice of securities lending, the Trustees will adopt procedures in order to manage the risks of securities lending.

                             INVESTMENT RESTRICTIONS

      The investment limitations described below have been adopted by the Trust with respect to each Fund as "fundamental," I.E., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectuses and this Statement of Additional Information, the term "majority" of the outstanding shares of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. See the Prospectus for more information on each Fund's non-fundamental investment objective and investment strategies.

      1. BORROWING MONEY. Each Fund may not engage in borrowing except as permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

      2. SENIOR SECURITIES. Each Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

      3. UNDERWRITING. Each Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws or in connection with investments in other investment companies.

      4. REAL ESTATE. Each Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from holding or selling real estate acquired as a result of the Fund's ownership of securities or other instruments, investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

      5. COMMODITIES. Each Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. LOANS. Each Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, (c) by purchasing nonpublicly offered debt securities, (d) by purchasing commercial paper, or (e) by entering into any other lending arrangement permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretations of the SEC or its staff. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities.

      7. CONCENTRATION. Each Fund will not invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

      With respect to any percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to percentage restrictions relative to the borrowing of money.

      PORTFOLIO TURNOVER. The portfolio turnover rate for each Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. Portfolio turnover rates for a Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares or implementation of hedging strategies. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions, and may result in additional tax consequences to a Fund's shareholders. The Adviser does not anticipate that each Fund's annual portfolio turnover rate will exceed 100%.

                         CALCULATION OF NET ASSET VALUE

      The net asset value of shares of each Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading. Currently, the NYSE is open for trading on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

      For purposes of computing the net asset value of each Fund, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service. Options traded on national securities exchanges are valued at the last quoted sales price or, in the absence of a sale, at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges. In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust. Options will similarly be valued at their fair value determined as of the close of the NYSE if significant announcements or events affecting the market value of options occur subsequent to the NYSE close but prior to the close of options trading. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances. One or more pricing services may be utilized to determine the fair value of securities held by the Funds. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      Shares of each Fund are offered for sale on a continuous basis. Shares of each Fund are sold and redeemed at their net asset value as next determined after receipt of the purchase, redemption or exchange order in proper form.

      Each Fund may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets.

      Each Fund may pay the proceeds of a redemption by making an in-kind distribution of securities, but has committed to pay in cash all redemption requests by a shareholder of record, limited in amount with respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board of Trustees reserves the right to make payments in whole or in part in securities or other assets of the Fund. In this event, the securities would be valued in the same manner as the Fund's net asset value is determined. If the recipient sold such securities, brokerage charges would be incurred.

                          SPECIAL SHAREHOLDER SERVICES

      As noted in the Prospectuses, each Fund offers the following shareholder services:

      REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions to and withdrawals from their account as often as they wish. When an investor makes an initial investment in the Funds, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or a redemption, the shareholder will receive a confirmation statement showing the current transaction.

      AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables investors to make regular periodic investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Funds' transfer agent, Ultimus Fund Solutions, LLC (the "Transfer Agent"), will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the net asset value on or about the fifteenth and/or the last business day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

      AUTOMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $5,000 or more may establish an Automatic Withdrawal Plan. A shareholder may receive monthly, quarterly or annual payments, in amounts of not less than $100 per payment, by authorizing the Funds to redeem the necessary number of shares periodically (each month, quarterly or annually as specified). Payments may be made directly to an investor's account with a commercial bank or other depository institution via an Automated Clearing House ("ACH") transaction.

      Instructions for establishing this service are available by calling the Funds at 1-888-884-8099. Payment may also be made by check made payable to the designated recipient and mailed within 7 days of the redemption date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the instructions (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. Costs in conjunction with the administration of the plan are borne by the Funds. Investors should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and that the redemption of shares to make withdrawal payments may result in realized long-term or short-term capital gains or losses. The

Automatic Withdrawal Plan may be terminated at any time by the Funds upon thirty days written notice or by a shareholder upon written notice to the Funds. Applications and further details may be obtained by calling the Fund at 1-888-884-8099, or by writing to:

                                  The RAM Funds
                         c/o Ultimus Fund Solutions, LLC
                                 P.O. Box 46707
                           Cincinnati, Ohio 45246-0707

      TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Transfer Agent at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registrations; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see "How to Redeem Shares" in the Prospectus); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Transfer Agent.

                             MANAGEMENT OF THE TRUST

      Overall responsibility for management of the Trust rests with its Trustees, who are elected by the Trust's shareholders. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust's day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as a Trustee.

      The Trust will be managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently three Trustees, two of whom are not "interested persons," as defined by the 1940 Act, of the Trust (the "Independent Trustees"). The Independent Trustees receive compensation for their services as Trustee and attendance at meetings of the Board of Trustees. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

      The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

                                                                                                              NUMBER OF
                                    LENGTH                         PRINCIPAL OCCUPATION(S) DURING          FUNDS IN TRUST
                                   OF TIME     POSITION(S) HELD    PAST 5 YEARS AND DIRECTORSHIPS            OVERSEEN BY
     NAME, ADDRESS AND AGE          SERVED        WITH TRUST             OF PUBLIC COMPANIES                   TRUSTEE
-------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES:
*John C. Riazzi (age 45)         Since              Trustee       Founder, Managing Member and Chief             2
                                 December                         Compliance Officer of Riazzi Asset
                                 2008                             Management, LLC (the Funds' adviser);
                                                                  Principal and Managing Director at
                                                                  Transamerica Investment Management,
                                                                  LLC (an asset management firm) from
                                                                  2001 until 2007.

INDEPENDENT TRUSTEES:

John R. Kenney (age 70)          Since              Trustee       Chairman and Chief Executive Officer           2
                                 March                            of Great Companies, LLC (a money
                                 2008                             manager) from 2000-2006; Chairman and
                                                                  Chief Executive Officer of Clearwater
                                                                  Financial Marketing (a marketing and
                                                                  financial service firm) since 2006.

James H. Miller, III             Since              Trustee       Chief Financial Officer of Riverain            2
(age 51)                         March                            Group, Inc. (a family business) since
                                 2008                             2000.

EXECUTIVE OFFICERS:

Robert G. Dorsey (age 50)        Since          Vice President    Managing Director of Ultimus Fund
225 Pictoria Drive,              January                          Solutions, LLC and Ultimus Fund
Suite 450                        2008                             Distributors, LLC
Cincinnati, Ohio 45246

Mark J. Seger (age 46)           Since             Treasurer      Managing Director of Ultimus Fund
225 Pictoria Drive,              January                          Solutions, LLC and Ultimus Fund
Suite 450                        2008                             Distributors, LLC
Cincinnati, Ohio 45246

John F. Splain (age 51)          Since             Secretary      Managing Director of Ultimus Fund
225 Pictoria Drive,              January                          Solutions, LLC and Ultimus Fund
Suite 450                        2008                             Distributors, LLC
Cincinnati, Ohio 45246

David D. Jones (age 49)          Since         Chief Compliance   Managing Member of Drake Compliance,
395 Sawdust Road #2137           March              Officer       LLC (a compliance consulting firm)
The Woodlands, TX  77380         2008                             since January 2004; Attorney, David
                                                                  Jones & Assoc., P.C. (a law firm)
                                                                  since January 1998; President and CEO
                                                                  of Citco Mutual Fund Services, Inc. (a
                                                                  registered transfer agent) from
                                                                  February 2001 to May 2003.

      * Mr. Riazzi, as an affiliated person of the Adviser, is considered an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

      BOARD COMMITTEES. The Trustees have established a Committee of Independent Trustees, the principal functions of which are: (i) the appointment, retention and oversight of the Trust's independent auditors; (ii) to meet separately with the independent auditors and receive and consider a report concerning their conduct of the audit, including any comments or recommendations they deem appropriate; (iii) to select and nominate all persons to serve as Independent Trustees; and (iv) to act as the Trust's qualified legal compliance committee ("QLCC"), as defined in the Securities Act of 1933. John R. Kenney and James Miller are the members of the Committee of Independent Trustees. Since the Funds have not yet commenced operations, the Committee has not held any meetings to date.

      TRUSTEES' OWNERSHIP OF FUND SHARES. Since the Funds have not yet commenced operations as of the date of this Statement of Additional Information, no Trustee or officer owns any of the outstanding shares of the Funds.

      TRUSTEE COMPENSATION. No director, officer or employee of the Adviser or Ultimus Fund Distributors, LLC, the Funds' principal underwriter receives any compensation from the Funds for serving as an officer or Trustee of the Trust. Each Trustee who is not an affiliated person of the Trust receives from the Trust an annual retainer of $1,000, payable quarterly and a per meeting fee of $250 for each meeting attended, plus reimbursement of travel and other expenses incurred in attending meetings. The following table shows the estimated compensation payable to each Trustee during the Trust's first fiscal year.

----------------------------------------------------------------------------------------------------------------
                              AGGREGATE             PENSION OR         ESTIMATED ANNUAL      TOTAL COMPENSATION
                          COMPENSATION FROM         RETIREMENT           BENEFITS UPON      FROM TRUST AND FUND
   NAME OF TRUSTEE            THE TRUST*         BENEFITS ACCRUED         RETIREMENT        COMPLEX TO TRUSTEES*
----------------------------------------------------------------------------------------------------------------
John C. Riazzi                   $ 0                    $0                    $0                    $ 0
----------------------------------------------------------------------------------------------------------------
John R. Kenney                  $2,000                  $0                    $0                   $2,000
----------------------------------------------------------------------------------------------------------------
James H.
Miller, III                     $2,000                  $0                    $0                   $2,000
----------------------------------------------------------------------------------------------------------------

* Since the Fund has not completed a full fiscal year since its organization, information is provided for the current fiscal year ending February 28, 2009, estimating future payments that would be made under the current compensation arrangement.

                               INVESTMENT ADVISER

      Riazzi Asset Management, LLC (the "Adviser"), 2331 Far Hills Avenue, Dayton, Ohio, 45419, serves as investment adviser to each Fund under an investment advisory agreement dated as of March 31, 2008 (the "Advisory Agreement"). The Adviser was founded in 2007 and is registered with the SEC as an investment adviser. The Adviser is controlled by John C. Riazzi who owns all of the outstanding shares of the Adviser. As an affiliate of the Adviser, Mr. Riazzi may directly or indirectly receive benefits from the advisory fees paid to the Adviser. Subject to the Funds' investment objective and policies approved by the Trustees of the Trust, the Adviser is responsible for providing the Funds with a continuous program of investing each Fund's assets and determining the composition of each Fund's portfolio.

      The RAM Capital Appreciation Fund pays the Adviser a monthly fee computed at the annual rate of 0.60% of the average daily net assets of the Fund. The RAM Enhanced Income Fund pays the Adviser a monthly fee computed at the annual rate of 0.45% of the average daily net assets of the Fund.

      The Adviser has agreed for a period of 3 years from the Funds' start of operations to reduce its investment advisory fees and to absorb Fund expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to 1.00% of the average daily net assets of the RAM Capital Appreciation Fund and 0.80% of the average daily net assets of the RAM Enhanced Income Fund. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are a Fund's obligation, are subject to repayment by such Fund, provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the expense limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within 3 years of the repayment.

      Unless sooner terminated, each Fund's Advisory Agreement shall continue in effect until March 31, 2010, and thereafter shall continue for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for this purpose. Each Fund's Advisory Agreement is terminable at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the Adviser. Each Advisory Agreement also terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

      The Advisory Agreements provide that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

      PORTFOLIO MANAGER

      The Fund is managed by John C. Riazzi, CFA (the "Portfolio Manager").

Other Accounts Managed (as of February 29, 2008)
----------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                         Number of     Total Assets of
                                                           Total                         Accounts          Accounts
                                                          Number      Total Assets     Managed with      Managed with
                                                         of Other       of Other       Advisory Fee      Advisory Fee
                                                         Accounts       Accounts         Based on          Based on
                           Type of Accounts               Managed        Managed        Performance      Performance
----------------------------------------------------------------------------------------------------------------------
John C. Riazzi      Registered Investment Companies          0              -                0                -
----------------------------------------------------------------------------------------------------------------------
                    Other Pooled Investment Vehicles         0              -                0                -
----------------------------------------------------------------------------------------------------------------------
                    Other Accounts                          115       $140 million           0                -
----------------------------------------------------------------------------------------------------------------------

Potential Conflicts of Interest
-------------------------------

      The Portfolio Manager's management of other accounts may give rise to potential conflicts of interest in connection with its management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other. A potential conflict of interest may arise where another account has the same investment objective as a Fund, whereby the Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager's knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation
------------

      The Portfolio Manager, as the owner of the Adviser, will be compensated based upon the profits of the Adviser and participates in the Adviser's pension, profit sharing and retirement plans. The profits of the Adviser, to some extent, depend on the accumulation of assets in the Funds.

Ownership of Fund Shares
------------------------

      As of the date of this Statement of Additional Information, the Portfolio Manager owns shares of The Ram Capital Appreciation Fund in the range of $50,001
- $100,000.

                             PORTFOLIO TRANSACTIONS

      Pursuant to the Advisory Agreements, the Adviser determines, subject to the general supervision of the Trustees of the Trust and in accordance with each Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by the Funds and which brokers are eligible to execute the Funds' portfolio transactions.

      Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

      Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers who provide investment research to the Adviser may receive orders for transactions on behalf of the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Funds. Such information may be useful to the Adviser in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of brokerage orders of other clients may be useful to the Adviser in carrying out its obligations to the Funds. While the Adviser generally seeks competitive commissions, the Funds may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

      Consistent with the foregoing, under Section 28(e) of the Securities Exchange Act of 1934, the Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Adviser may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Adviser may also be used by the Adviser for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, the Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

      Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Funds may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser or the Funds' principal underwriter.

                             OTHER SERVICE PROVIDERS

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

      Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Funds pursuant to an Administration Agreement, a Fund Accounting Agreement and a Transfer Agent and Shareholder Services Agreement (the "Service Agreements").

      As Administrator, Ultimus assists in supervising all operations of the Funds (other than those performed by the Adviser under the Advisory Agreement). Ultimus has agreed to perform or arrange for the performance of the following services (under the Service Agreements, Ultimus may delegate all or any part of its responsibilities thereunder):

      -- prepares and assembles reports required to be sent to each Fund's shareholders and arranges for the printing and dissemination of such reports;

      -- assembles reports required to be filed with the SEC and files such completed reports with the SEC;

      -- files each Fund's federal income and excise tax returns and each Fund's state and local tax returns;

      -- assists and advises each Fund regarding compliance with the 1940 Act and with its investment policies and limitations; and

      -- makes such reports and recommendations to the Trust's Board of Trustees as the Board reasonably requests or deems appropriate.

      As Fund Accountant, Ultimus maintains the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the Custodian, verifies and reconciles with the Custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining net asset value; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

      As Transfer Agent, Ultimus performs the following services in connection with each Fund's shareholders: maintains records for each of the Fund's shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of each Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

      Ultimus receives fees from each Fund for its services as Administrator, Fund Accountant and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Service Agreements. The fee payable to Ultimus as Administrator is calculated daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of each Fund up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million; subject, however, to a monthly minimum of $2,000 per Fund. The fee payable by each Fund to Ultimus as Fund Accountant is $2,500 per month plus an asset based fee at the annual rate of 0.01% of a Fund's average daily net assets up to $500 million and 0.005% of such assets over $500 million. The fee payable by each Fund to Ultimus as Transfer Agent is at the annual rate of $20 per shareholder account, subject to a minimum fee of $1,500 per month. Certain discounts will apply if a Fund has less than 100 shareholders, and for the first two years of the Funds' operations or until the Fund has net assets of $20 million, if sooner.

      Unless sooner terminated as provided therein, the Service Agreements between the Trust and Ultimus will continue in effect until March 31, 2010. The Service Agreements thereafter, unless otherwise terminated as provided in the Service Agreements, are renewed automatically for successive one-year periods.

      The Service Agreements provide that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Service Agreements relate, except a loss from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

PRINCIPAL UNDERWRITER

      Ultimus Fund Distributors, LLC (the "Distributor"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Funds. The Distributor is obligated to sell shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor is compensated for its services to the Trust under a written agreement for such services. The Distributor is an affiliate of Ultimus, and Robert G. Dorsey, Mark
J. Seger and John F. Splain are each Managing Directors of the Distributor and officers of the Trust.

CUSTODIAN

      U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, (the "Custodian"), serves as custodian to the Funds pursuant to a Custody Agreement. The Custodian's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

CHIEF COMPLIANCE OFFICER

      The Chief Compliance Officer receives an annual fee, payable monthly, from the Trust of $24,000 for the fiscal year ending February 28, 2009, $36,000 for the fiscal year ending February 28, 2010 and $36,000 for the fiscal year ending February 28, 2011, for administering the Funds' compliance policies and procedures.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The Trust has selected Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, Ohio 44145, to serve as the independent registered public accounting firm for the Trust and to audit the financial statements of the Funds for the fiscal year ending February 28, 2009.

LEGAL COUNSEL

      Thompson Hine LLP, 2000 Courthouse Plaza N.E., 10 W. Second Street, Dayton, Ohio 45402, serves as legal counsel to the Trust and the Trust's Independent Trustees.

                               GENERAL INFORMATION

DESCRIPTION OF SHARES

      The Trust is an unincorporated business trust that was organized under Ohio law on January 15, 2008. The Trust's Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and may further divide shares of a series into separate classes. In the event of a liquidation or dissolution of the Trust or an individual series or class, shareholders of a particular series or class would be entitled to receive the assets available for distribution belonging to such series or class. Shareholders of a series or class are entitled to participate equally in the net distributable assets of the particular series or class involved on liquidation, based on the number of shares of the series or class that are held by each shareholder. If any assets, income, earnings, proceeds, funds or payments are not readily identifiable as belonging to any particular series or class, the Trustees shall allocate them among any one or more series or classes as they, in their sole discretion, deem fair and equitable.

      Shares of each Fund, when issued, are fully paid and non-assessable. Shares have no subscription, preemptive or conversion rights. Shares do not have cumulative voting rights. Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Shareholders of all series and classes of the Trust, including the Funds, will vote together and not separately, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides, in substance, that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a series or class only if approved by a majority of the outstanding shares of such series or class. However, the Rule also provides that the ratification of the appointment of independent accountants and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

TRUSTEE LIABILITY

      The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust's property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

CODE OF ETHICS

      The Trust, the Adviser and the Distributor have each adopted a Code of Ethics. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds, but prohibit such personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Funds' planned portfolio transactions. Each of these parties monitors compliance with its Code of Ethics.

PROXY VOTING POLICIES AND PROCEDURES

      The  Trust  and  the  Adviser  have  adopted  Proxy  Voting  Policies  and
Procedures that describe how the Funds intend to vote proxies relating to portfolio securities. The Proxy Voting Policies and Procedures of the Trust and the Adviser are attached to this Statement of Additional Information as Appendix A and B. On or before August 31, 2008, information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 will be available without charge upon request by calling 1-888-884-8099, or on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

      The Board of Trustees of the Trust has adopted a policy to govern the circumstances under which disclosure regarding securities held by the Funds, and disclosure of purchases and sales of such securities, may be made to shareholders of the Funds or other persons. The Trust's Chief Compliance Officer is responsible for monitoring the use and disclosure of information relating to Portfolio Securities. Although no material conflicts of interest are believed to exist that could disadvantage the Funds or their shareholders, various safeguards have been implemented to protect the Funds and their shareholders from conflicts of interest, including: the adoption of Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to prevent fraudulent, deceptive or manipulative acts by officers and employees of the Trust, the Adviser and the Distributor in connection with their personal securities transactions; the adoption by the Adviser and the Distributor of insider trading policies and procedures designed to prevent their employees' misuse of material non-public information; and the adoption by the Trust of a Code of Ethics for Officers that requires the chief executive officer and chief financial officer of the Trust to report to the Board any affiliations or other relationships that could potentially create a conflict of interest with the Funds.

      o Public disclosure regarding the securities held by the Funds ("Portfolio Securities") is made in Annual Reports and Semi-Annual Reports to shareholders, and in quarterly holdings reports on Form N-Q ("Official Reports"). Except for such Official Reports and as otherwise expressly permitted by the Trust's policy, shareholders and other persons may not be provided with information regarding Portfolio Securities held, purchased or sold by the Funds.

      o Information regarding Portfolio Securities as of the end of the most recent calendar quarter, and other information regarding the investment activities of the Funds during such quarter, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Funds, but only if such information is at least 30 days old.

      o Information regarding the general market exposure of the Funds may be disclosed, provided that such information is also disclosed on the Trust's website and the information does not identify specific Portfolio Securities.

      o Information regarding Portfolio Securities as of the end of the most recent calendar quarter may be disclosed to any other person or organization at the request of such person or organization, but only if such information is at least 30 days old.

      o The Trust's Chief Compliance Officer may approve the disclosure of holdings of or transactions in Portfolio Securities of a Fund that is made on the same basis to all shareholders of the Fund.

      o     The Funds'  policy  relating to  disclosure of holdings of Portfolio
            Securities does not prohibit disclosure of information to the Adviser or to other Trust service providers, including the Trust's administrator, distributor, custodian, legal counsel and auditors, or to brokers and dealers through which the Funds purchase and sell Portfolio Securities. Below is a table that lists each service provider that may receive non-public portfolio information along with information regarding the frequency of access to, and limitations on use of, portfolio information.

-----------------------------------------------------------------------------------------------------------
                                   TYPICAL FREQUENCY OF ACCESS TO
  TYPE OF SERVICE PROVIDER             PORTFOLIO INFORMATION                   RESTRICTIONS ON USE
-----------------------------------------------------------------------------------------------------------
Adviser                       Daily                                     Contractual and Ethical
-----------------------------------------------------------------------------------------------------------
Administrator and             Daily                                     Contractual and Ethical
Distributor
-----------------------------------------------------------------------------------------------------------
Custodian                     Daily                                     Ethical
-----------------------------------------------------------------------------------------------------------
Auditor                       During annual audit                       Ethical
-----------------------------------------------------------------------------------------------------------
Legal counsel                 Regulatory filings, board meetings, and   Ethical
                              if a legal issue regarding the
                              portfolio requires counsel's review
-----------------------------------------------------------------------------------------------------------
Printers                      Twice a year - printing of semi-annual    No formal restrictions in place.
                              and annual reports                        Printer would not receive
                                                                        portfolio information until at
                                                                        least 30 days old.
-----------------------------------------------------------------------------------------------------------
Broker/dealers through        Daily access to the relevant purchase     Contractual and Ethical
which a Fund purchases and    and/or sale - no broker/dealer has
sells portfolio securities    access to the Fund's entire portfolio
-----------------------------------------------------------------------------------------------------------

            Such disclosures may be made without approval of the Trust's Chief Compliance Officer because the Board of Trustees has determined that each Fund and its shareholders are adequately protected by the restrictions on use in those instances listed above.

      o The Trust's Chief Compliance Officer may approve other arrangements under which information relating to Portfolio Securities held by the Funds, or purchased or sold by the Funds (other than information contained in Official Reports), may be disclosed. The Chief Compliance Officer shall approve such an arrangement only if he or she concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Trust and is unlikely to affect adversely the Funds or any shareholder of the Funds. The Chief Compliance Officer must inform the Board of Trustees of any such arrangements that are approved by the Chief Compliance Officer, and the rationale supporting approval, at the next regular quarterly meeting of the Board of Trustees following such approval.

      o Neither the Adviser nor the Trust (or any affiliated person, employee, officer, trustee or director of the Adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Funds.

                           ADDITIONAL TAX INFORMATION

      Each Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve a Fund of liability for federal income taxes to the extent its net investment income and net realized capital gains are distributed to shareholders in accordance with the Code. Depending on the extent of the Funds' activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Funds may be subject to the tax laws of these states or localities. If for any taxable year a Fund does not qualify for the special tax treatment afforded to RICs, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and, subject to certain limitations under the Code, would be eligible for the dividends-received deduction for corporations and reduced tax rates applicable to "Qualified Dividends" for individuals.

      Among the requirements to qualify as a RIC, a Fund must distribute annually no less than the sum of 90% of its "investment company taxable income" and 90% of its net tax-exempt income. In addition to this distribution requirement, a Fund must (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies, or from net income derived from an interest in a qualified publicly traded partnership ("PTP"); and (2) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other RICs and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, the securities of any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified PTPs. For these purposes, a qualified PTP is generally a PTP other than one where at least 90% of its gross income is gross income that would otherwise be qualifying gross income for a RIC.

      Each Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

      A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of that calendar year plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax.

      Individual shareholders may benefit from lower rates applicable to long-term capital gains on certain distributions that are attributable to certain dividends received by the Funds from U.S. corporations and certain foreign corporations ("Qualified Dividends"). Such dividends are scheduled to be taxed at ordinary income rates starting in 2009. It appears that for an individual shareholder to benefit from the lower tax rate on Qualified Dividends, the shareholder must hold shares in the Fund, and the Fund must hold shares in the dividend-paying corporation at least 61 days during a prescribed period. The prescribed period is the 121-day period beginning 60 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. Furthermore, in determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar instruments is not included. Additionally, an individual shareholder would not benefit from the lower tax rate to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

      It is anticipated that amounts distributed by the Funds that are attributable to certain dividends received from domestic corporations will qualify for the 70% dividends-received deduction for corporate shareholders. A corporate shareholder's dividends-received deduction will be disallowed unless it holds shares in the Fund, and the Fund holds shares in the dividend-paying corporation, at least 46 days during the 91-day period beginning 45 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. In determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar transactions is not counted. Furthermore, the dividends-received deduction will be disallowed to the extent a corporate shareholder's investment in shares of the Fund, or the Fund's investment in the shares of the dividend-paying corporation, is financed with indebtedness. Additionally, a corporate shareholder would not benefit to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

      Any loss arising from the sale or redemption of shares of a Fund held for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends received by the shareholder with respect to such Fund shares. For purposes of determining whether shares of a Fund have been held for six months or less, a shareholder's holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

      Pursuant to recently issued Treasury Regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a "reportable transaction." A transaction may be a "reportable transaction" based upon any of several indicia with respect to a shareholder, including the existence of significant book-tax differences or the recognition of a loss in excess of certain thresholds.

Under new legislation a significant penalty is imposed on taxpayers who participate in a "reportable transaction" and fail to make the required disclosure. Investors should consult their own tax advisors concerning any possible federal, state or local disclosure obligations with respect to their investment in shares of the Funds.

      Information set forth in the Prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting shareholders. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Funds or their shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential shareholders of the Funds are urged to consult their tax advisors with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; these laws and regulations may be changed by legislative or administrative action.

                             PERFORMANCE INFORMATION

      From time to time performance information for each Fund showing its average annual total return may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return of a Fund will be calculated for the most recent 1, 5 and 10 year periods or, if the Fund has not been in existence for any such period, for the period since the Fund began operations. Average annual total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result.

      Total return is a function of the type and quality of instruments held in the portfolio, levels of operating expenses and changes in market conditions. Consequently, total return will fluctuate and is not necessarily representative of future results. Any fees charged by financial intermediaries with respect to customer accounts for investing in shares of a Fund will not be included in performance calculations. These fees, if charged, will reduce the actual performance from that quoted. If the Adviser voluntarily waives all or a part of its fees, the total return of a Fund will be higher than it would be in the absence of such voluntary waiver.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

      Average annual total return is a measure of the change in value of the investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by:
(1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3)
assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result.

      Each Fund may also quote average annual total return over the specified periods (i) after taxes on Fund distributions and (ii) after taxes on Fund distributions and redemption of Fund shares at the end of the period. The calculations assume deduction of all taxes due on such Fund distributions. The ending redeemable value is determined by assuming a complete redemption at the end of the period covered by the computation and, in the case of returns after taxes on distributions and redemption of Fund shares, includes the deduction of capital gains taxes resulting from the redemption or, if appropriate, an adjustment to take into account the tax benefit from any capital losses that may have resulted from the redemption. After-tax returns are calculated using the highest applicable individual federal marginal tax rate in effect on the reinvestment date of a distribution. The tax rates used correspond to the tax character of each component of the distributions (that is, the ordinary income tax rate for ordinary income distributions and the long-term capital gains rate for capital gains distributions). The tax rates may vary over the course of the measurement period. State and local tax liabilities are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum income tax. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. A Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

OTHER QUOTATIONS OF TOTAL RETURN

      Each Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total returns as described above.

PERFORMANCE COMPARISONS

      Advertisements, sales materials and shareholder reports may compare the performance of a Fund to the performance of other mutual funds with comparable investment objectives and policies or to various mutual fund or market indices, such as those prepared by Dow Jones & Co., Inc., Standard & Poor's, Lehman Brothers, Inc., Morgan Stanley Capital International and Frank Russell Company, as well as data prepared by Lipper and Morningstar, Inc., widely recognized independent services which monitor the performance of mutual funds, and the Consumer Price Index. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions & Investments, and USA Today. In addition to performance information, general information about a Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

      From time to time, the Funds (or the Adviser) may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement these discussions; (4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Funds; (6) descriptions or comparisons of various savings and investment policies (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products
(including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations. The Funds may also include calculations, such as hypothetical compounding examples which describe hypothetical investment results in such communications. These performance examples will be based on an expressed set of assumptions and are not indicative of the performance of the Funds.

      Morningstar, Inc. rates mutual funds on a one- to five-star rating scale with five stars representing the highest rating. Such ratings are based on a fund's historical risk/reward ratio as determined by Morningstar, Inc. relative to other funds in that fund's investment objective category or class. The one- to five-star ratings represent the following ratings by Morningstar, Inc., respectively: Lowest, Below Average, Neutral, Above Average and Highest.

                              FINANCIAL STATEMENTS

      The financial statements of the Funds as of March 13, 2008, which have been audited by Cohen Fund Audit Services, Ltd. are set forth on the following pages.

                                  THE RAM FUNDS
                        THE RAM CAPITAL APPRECIATION FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                              AS OF MARCH 13, 2008

ASSETS
Cash                                                                $    100,000
                                                                    ------------
   TOTAL ASSETS                                                          100,000
                                                                    ------------

LIABILITIES                                                                   --
                                                                    ------------

NET ASSETS FOR SHARES OF BENEFICIAL
   INTEREST OUTSTANDING                                             $    100,000
                                                                    ============

SHARES OUTSTANDING (NO PAR VALUE, UNLIMITED NUMBER
   OF SHARES AUTHORIZED)                                                  10,000
                                                                    ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE                        $      10.00
                                                                    ============

REDEMPTION PRICE PER SHARE*                                         $       9.80
                                                                    ============


NET ASSETS CONSIST OF:
   Paid-in capital                                                  $    100,000
                                                                    ============

* The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase

The accompanying notes are an integral part of this statement.

                                  THE RAM FUNDS
                        THE RAM CAPITAL APPRECIATION FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                                 MARCH 13, 2008

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
The RAM Capital Appreciation Fund (the "Fund") is a diversified series of The RAM Funds (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated December 20, 2007. The Fund seeks long-term capital appreciation and income, primarily investing in domestic equity securities of large cap companies. On March 13, 2008, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to John C. Riazzi. The Fund has had no operations except for the initial issuance of shares. The Board of Trustees ("Board") of the Trust has authorized a second series of shares, The RAM Enhanced Income Fund, which has not yet been capitalized.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

VALUATION OF SECURITIES
The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask price. Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

FEDERAL INCOME TAXES
The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

REDEMPTION FEES
Upon the redemption of shares held by shareholders for less than 90 days, a fee of 2.00% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    FEES AND TRANSACTIONS WITH AFFILIATES

ADVISORY AGREEMENT
The Board of Trustees selected Riazzi Asset Management, LLC (the "Adviser") as the investment adviser to the Fund. A Trustee and certain officers of the Trust are affiliated with the Adviser or Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent. For its services, the Fund will pay the Adviser an investment advisory fee computed at the annual rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed, for a period of three years from the Fund's start of operations, to reduce its management fees and to absorb the Fund's operating expenses to the extent necessary to limit the Fund's annual ordinary operating expenses to an amount not exceeding 1.00% of the Fund's average daily net assets. "Ordinary operating expenses" do not include organization or offering costs of the Fund, which the Adviser has otherwise agreed to pay as described in the note below. Any fee waivers or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses to exceed the 1.00% limit.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets between $50 million and $100 million; 0.10% of such net assets between $100 million and $250 million; 0.075% of such net assets between $250 million and $500 million; and 0.05% of such net assets in excess of $500 million, subject to a minimum monthly fee of $2,000. The fee will be discounted by 20% during the first year and 15% during the second year or until such time as the net assets of a Fund reach $20 million, but in no case later than 2 years from the date of commencement of operations for a Fund.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a fee, based on current asset levels, of $2,500 per month from the Fund.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate of $20 per shareholder account from the Fund, subject to a $1,500 minimum monthly fee. In addition, the Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
The Fund has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter for the Fund. The Distributor is a wholly owned subsidiary of Ultimus. The Distributor receives $6,000 annually for its services from the Fund.

ORGANIZATIONAL AND OFFERING EXPENSES
The Adviser has agreed to pay all expenses incurred through the date of these financial statements related to the organization, offering, and initial registration of the Fund. Such expenses are not subject to repayment by the Fund to the Adviser.

3.    CAPITAL SHARE TRANSACTIONS

      AT MARCH  13,  2008  THE  SHARE  AND  DOLLAR  ACTIVITY  IN THE FUND WAS AS
      FOLLOWS:

                                         Shares                     Dollars ($)

      SOLD                               10,000                     100,000

      REDEEMED                               --                          --

--------------------------------------------------------------------------------
      NET INCREASE                       10,000                     100,000

4.    BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the 1940 Act. As of March 13, 2008, all outstanding shares of the Fund are owned by John C. Riazzi. Mr. Riazzi is an officer of the Adviser and is an officer of the Trust.

             Report of Independent Registered Public Accounting Firm
             -------------------------------------------------------


To the Shareholders and Board of Trustees
The RAM Funds

We have audited the accompanying statement of assets and liabilities of The RAM Funds, comprising The RAM Capital Appreciation Fund (the "Fund") as of March 13, 2008. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of asset and liabilities. Our procedures included confirmation of cash as of March 13, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of The RAM Funds constituting The RAM Capital Appreciation Fund as of March 13, 2008, in conformity with accounting principles generally accepted in the United States of America.


Cohen Fund Audit Services, Ltd.
Westlake, Ohio
March 18, 2008

APPENDIX A

                                  THE RAM FUNDS
                   POLICIES AND PROCEDURES FOR VOTING PROXIES

      1. PURPOSE. The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by The RAM Funds (the "Trust"). These policies and procedures accompany the proxy policies and procedures adopted by Riazzi Asset Management, LLC (the "Adviser"), the investment adviser to The RAM Capital Appreciation Fund and The RAM Enhanced Income Fund (individually, a "Fund," collectively, the "Funds").

      2.    DEFINITIONS

            (a) PROXY. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter. Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management's policies or strategies.

            (b) PROXY MANAGER. Proxy manager, as used herein, refers to the individual, individuals or committee of individuals appointed by the Adviser to the Fund as being responsible for supervising and implementing these Policies and Procedures.

      3. POLICY FOR VOTING PROXIES RELATED TO EXCHANGE TRADED FUNDS AND OTHER INVESTMENT COMPANIES. Pursuant to Section 12(d)(1)(E)(iii) of the Investment Company Act of 1940, all proxies from Exchange Traded Funds ("ETFs") or other Investment Companies voted by a Fund, registered in the name of the Fund, will have the following voting instructions typed on the proxy form: "Vote these shares in the same proportion as the vote of all other holders of such shares. Each Fund is a "registered investment company."

      4.    POLICY FOR VOTING PROXIES RELATED TO OTHER PORTFOLIO SECURITIES.

            (a) FIDUCIARY CONSIDERATIONS. Proxies with respect to securities other than ETFs or other investment companies are voted solely in the interests of the shareholders of the Fund. Any conflict of interest must be resolved in the way that will most benefit the shareholders.

            (b) MANAGEMENT RECOMMENDATIONS. Since the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should be given substantial weight. The vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company's management, unless it is determined that supporting management's position would adversely affect the investment merits of owning the stock.

However, each issue should be considered on its own merits, and the position of the company's management should not be supported in any situation where it is found not to be in the best interests of the Fund's shareholders.

      5. CONFLICTS OF INTEREST. The Funds and the Adviser recognize that under certain circumstances the Adviser may have a conflict of interest in voting proxies on behalf of a Fund. Such circumstances may include, but are not limited to, situations where the Adviser or one or more of its affiliates, including officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and to bring conflicts of interest of which they become aware to the attention of the proxy manager. With respect to securities other than ETFs or other investment companies, the Adviser shall not vote proxies relating to such issuers on behalf of a Fund until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser's decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the Committee of Independent Trustees of the Trust and the Adviser shall follow the instructions of the Committee of Independent Trustees or (ii) the Adviser shall vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the Committee of Independent Trustees. The proxy manager shall keep a record of all materiality decisions and report them to the Committee of Independent Trustees on a quarterly basis.

      6. ROUTINE PROPOSALS. Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) with respect to securities other than ETFs or other investment companies should generally be voted in favor of management.

      7. PROXY MANAGER APPROVAL. Votes on non-routine matters and votes against a management's recommendations with respect to securities other than ETFs or other investment companies are subject to approval by the proxy manager.

      8. PROXY VOTING PROCEDURES. Proxy voting will be conducted in compliance with the policies and practices described in this memorandum and is subject to the proxy manager's supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Records should be maintained regarding the voting of proxies under these Policies and Procedures.

      9. REPORT TO THE BOARD. On an annual basis, the proxy manager or his designee will report in writing to the Trust's Board of Trustees on the general manner in which proxy proposals relating to anti-takeover, social and political issues were voted, as well as proposals that were voted in opposition to management's recommendations.

      10. FORM N-PX. A record of each proxy vote will be entered on Form N-PX. A copy of each Form N-PX will be signed by the Chief Executive Officer of the Trust and the Adviser. The Form is to be filed by August 31 each year. Each reporting period covered by the Form N-PX runs from July 1 to June 30. The Trust will disclose in its annual and semi-annual reports to shareholders and in its registration statement (in the SAI) filed with the SEC on or after August 31 that the Fund's proxy voting record for the most recent twelve-month period ended June 30 is available without charge upon request by calling 1-888-884-8099 or on the Fund's Website at www.theramfunds.com and is also available on the SEC's Website at www.sec.gov.

                                   APPENDIX B

                          RIAZZI ASSET MANAGEMENT, LLC
                       PROXY VOTING POLICIES & PROCEDURES

RULE 206(4)-6, PROXY VOTING

      Under rule 206(4)-6, it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of section 206(4) of the Act for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

WHEN IS RIAZZI ASSET MANAGEMENT, LLC SUBJECT TO THE RULE

      The rule will apply to the firm when the adviser's voting authority is assigned in writing by the client. The rule does not apply, however, in instances where the firm provides clients with advice about voting proxies but does not have authority to vote the proxies.

POLICIES AND PROCEDURES

      Riazzi Asset Management, LLC has established policies and procedures, specifically for voting proxies. First and foremost, all proxy voting must be carried out with the best interests of the firm's clients in mind.

VOTING CLIENT PROXIES

      If a client account is subject to the Employee Retirement Security Act of 1974 ("ERISA") decisions on voting of proxies for the securities in the portfolio will be made by Riazzi Asset Management, LLC unless specifically reserved to the trustee of the client's account or a named fiduciary of the client's account.

      If the account is a discretionary non-ERISA account, decisions on voting of proxies will be made by Riazzi Asset Management, LLC unless the client specifically directs otherwise.

      Riazzi Asset Management, LLC will designate authorized persons from time to time who will have the authority to sign.

      The designated person will always vote proxies in the best ECONOMIC interest of the client. However, the designated person can consider other factors by agreement with the client or to comply with statutory requirements.


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

      Riazzi Asset Management, LLC has informed any ERISA plan sponsors and its trustees, bank custodians, and broker-dealer custodians of the requirement that all proxies be forwarded to the firm. Riazzi Asset Management, LLC makes periodic reviews during the proxy season, including follow-up letters and phone calls if necessary. The firm will determine whether or not it is in the client's best interest to refrain from voting a proxy, such as when it is determined that the cost of voting the proxy exceeds the expected benefit to the client.

RESOLVING CONFLICTS OF INTEREST

      From time to time, the Advisor may have a conflict of interest in voting proxies. In these instances, it is Riazzi Asset Management, LLC's policy to disclose any conflicts of interest to the client and obtain their feedback and consent before voting. If consent is not granted, Riazzi Asset Management, LLC will abstain from voting and notify the client first verbally and then in writing. The firm will maintain a record of this written notification.

CLIENT DISCLOSURES

      Upon request, either written or verbal, Riazzi Asset Management, LLC must disclose to clients the actual proxy votes cast on the client's behalf. The firm will disseminate this information in hard copy, either via email (.pdf format), fax, or mail.

      Upon request, either written or verbal, Riazzi Asset Management, LLC must provide clients with a copy of these policies and procedures, either via email (.pdf format), fax, or mail.

RULE 204-2, RECORDKEEPING

      All proxy-related records must be maintained for five years, at the principal place of business for at least the first two and optionally at an off-site storage facility for the remaining three years. The following documents must and will be retained by Riazzi Asset Management, LLC: (i) proxy voting policies and procedures; (ii) proxy statements received regarding client securities; (iii) records of votes cast on behalf of clients; (iv) records of client requests for proxy voting information and Riazzi Asset Management, LLC's response (including written notification of a conflict of interest and subsequent recourse), and (v) any documents prepared by Riazzi Asset Management, LLC that were material to making a decision how to vote, or that memorialized the basis for the decision.


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             ACKNOWLEDGE RECEIPT PROXY VOTING POLICIES & PROCEDURES

      By signing below, I acknowledge that I received the Riazzi Asset Management, LLC Proxy Voting Policies & Procedures, which include, among other topics, policies regarding the means by which I must participate in handling client proxy voting.


________________________________________________________________________________
Employee Name Printed


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Employee Signature                                                 Date